Other disclosures - Residual maturity periods and average interest rates (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	€ 210,689	€ 153,839	€ 101,067	€ 113,663
Financial assets measured at fair value through other comprehensive income	105,585	118,170	122,845
Financial assets at amortised cost	1,037,898	958,378	995,482
Total certain assets	1,354,172	1,230,387	1,219,394
Liabilities
Financial liabilities at amortized cost	1,349,169	1,248,188	1,230,745
Difference (assets less liabilities)	5,003	(17,801)	(11,351)
On demand
ASSETS
Cash and cash equivalents	210,689	153,839	101,067
Financial assets measured at fair value through other comprehensive income	0	0	0
Financial assets at amortised cost	35,520	51,513	51,702
Total certain assets	246,209	205,352	152,769
Liabilities
Financial liabilities at amortized cost	718,435	640,613	619,003
Difference (assets less liabilities)	(472,226)	(435,261)	(466,234)
Within 1 month
ASSETS
Cash and cash equivalents	0	0	0
Financial assets measured at fair value through other comprehensive income	10,378	6,664	6,933
Financial assets at amortised cost	89,819	57,047	73,890
Total certain assets	100,197	63,711	80,823
Liabilities
Financial liabilities at amortized cost	98,928	84,875	99,203
Difference (assets less liabilities)	1,269	(21,164)	(18,380)
1 to 3 months
ASSETS
Cash and cash equivalents	0	0	0
Financial assets measured at fair value through other comprehensive income	9,507	4,420	2,704
Financial assets at amortised cost	72,018	60,288	76,229
Total certain assets	81,525	64,708	78,933
Liabilities
Financial liabilities at amortized cost	70,085	90,394	88,546
Difference (assets less liabilities)	11,440	(25,686)	(9,613)
3 to 12 months
ASSETS
Cash and cash equivalents	0	0	0
Financial assets measured at fair value through other comprehensive income	10,447	7,738	7,689
Financial assets at amortised cost	121,272	109,561	116,511
Total certain assets	131,719	117,299	124,200
Liabilities
Financial liabilities at amortized cost	99,223	93,296	159,120
Difference (assets less liabilities)	32,496	24,003	(34,920)
1 to 3 years
ASSETS
Cash and cash equivalents	0	0	0
Financial assets measured at fair value through other comprehensive income	20,001	19,923	19,101
Financial assets at amortised cost	154,345	150,399	150,365
Total certain assets	174,346	170,322	169,466
Liabilities
Financial liabilities at amortized cost	194,879	175,238	134,799
Difference (assets less liabilities)	(20,533)	(4,916)	34,667
3 to 5 years
ASSETS
Cash and cash equivalents	0	0	0
Financial assets measured at fair value through other comprehensive income	17,745	21,302	17,989
Financial assets at amortised cost	130,456	120,376	103,584
Total certain assets	148,201	141,678	121,573
Liabilities
Financial liabilities at amortized cost	98,210	80,041	61,282
Difference (assets less liabilities)	49,991	61,637	60,291
More than 5 years
ASSETS
Cash and cash equivalents	0	0	0
Financial assets measured at fair value through other comprehensive income	37,507	58,123	68,429
Financial assets at amortised cost	434,468	409,194	423,201
Total certain assets	471,975	467,317	491,630
Liabilities
Financial liabilities at amortized cost	69,409	83,731	68,792
Difference (assets less liabilities)	402,566	383,586	422,838
Deposits
Liabilities
Financial liabilities at amortized cost	1,078,587	990,391	942,417
Deposits | On demand
Liabilities
Financial liabilities at amortized cost	711,377	632,305	607,051
Deposits | Within 1 month
Liabilities
Financial liabilities at amortized cost	81,269	64,630	76,101
Deposits | 1 to 3 months
Liabilities
Financial liabilities at amortized cost	45,687	67,707	61,627
Deposits | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	64,096	61,142	111,190
Deposits | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	117,585	109,856	64,781
Deposits | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	52,658	32,464	14,224
Deposits | More than 5 years
Liabilities
Financial liabilities at amortized cost	5,915	22,287	7,443
Central banks
Liabilities
Financial liabilities at amortized cost	139,757	112,804	62,468
Central banks | On demand
Liabilities
Financial liabilities at amortized cost	92	150	99
Central banks | Within 1 month
Liabilities
Financial liabilities at amortized cost	4,657	5,204	462
Central banks | 1 to 3 months
Liabilities
Financial liabilities at amortized cost	1,204	5,295	64
Central banks | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	2,130	3,216	33,229
Central banks | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	91,651	83,112	28,424
Central banks | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	40,013	15,827	190
Central banks | More than 5 years
Liabilities
Financial liabilities at amortized cost	10	0	0
Credit institutions
Liabilities
Financial liabilities at amortized cost	52,235	62,620	90,501
Credit institutions | On demand
Liabilities
Financial liabilities at amortized cost	12,854	14,370	23,526
Credit institutions | Within 1 month
Liabilities
Financial liabilities at amortized cost	3,493	7,158	14,494
Credit institutions | 1 to 3 months
Liabilities
Financial liabilities at amortized cost	12,715	15,227	18,922
Credit institutions | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	12,507	9,940	14,245
Credit institutions | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	4,712	5,618	9,327
Credit institutions | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	1,981	5,934	5,668
Credit institutions | More than 5 years
Liabilities
Financial liabilities at amortized cost	3,973	4,373	4,319
Customers
Liabilities
Financial liabilities at amortized cost	886,595	814,967	789,448
Customers | On demand
Liabilities
Financial liabilities at amortized cost	698,431	617,785	583,426
Customers | Within 1 month
Liabilities
Financial liabilities at amortized cost	73,119	52,268	61,145
Customers | 1 to 3 months
Liabilities
Financial liabilities at amortized cost	31,768	47,185	42,641
Customers | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	49,459	47,986	63,716
Customers | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	21,222	21,126	27,030
Customers | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	10,664	10,703	8,366
Customers | More than 5 years
Liabilities
Financial liabilities at amortized cost	1,932	17,914	3,124
Marketable debt securities
Liabilities
Financial liabilities at amortized cost	240,709	230,829	258,219
Marketable debt securities | On demand
Liabilities
Financial liabilities at amortized cost	0	0	0
Marketable debt securities | Within 1 month
Liabilities
Financial liabilities at amortized cost	13,599	14,981	16,008
Marketable debt securities | 1 to 3 months
Liabilities
Financial liabilities at amortized cost	17,951	18,276	22,569
Marketable debt securities | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	29,798	30,994	47,808
Marketable debt securities | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	71,333	59,526	65,545
Marketable debt securities | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	45,198	47,143	46,577
Marketable debt securities | More than 5 years
Liabilities
Financial liabilities at amortized cost	62,830	59,909	59,712
Other financial liabilities
Liabilities
Financial liabilities at amortized cost	29,873	26,968	30,109
Other financial liabilities | On demand
Liabilities
Financial liabilities at amortized cost	7,058	8,308	11,952
Other financial liabilities | Within 1 month
Liabilities
Financial liabilities at amortized cost	4,060	5,264	7,094
Other financial liabilities | 1 to 3 months
Liabilities
Financial liabilities at amortized cost	6,447	4,411	4,350
Other financial liabilities | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	5,329	1,160	122
Other financial liabilities | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	5,961	5,856	4,473
Other financial liabilities | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	354	434	481
Other financial liabilities | More than 5 years
Liabilities
Financial liabilities at amortized cost	664	1,535	1,637
Debt instruments
ASSETS
Financial assets measured at fair value through other comprehensive income	97,922	108,903	118,405
Financial assets at amortised cost	35,708	26,078	29,789
Debt instruments | On demand
ASSETS
Financial assets measured at fair value through other comprehensive income	0	0	0
Financial assets at amortised cost	0	0	0
Debt instruments | Within 1 month
ASSETS
Financial assets measured at fair value through other comprehensive income	10,352	6,664	6,879
Financial assets at amortised cost	2,229	2,857	1,563
Debt instruments | 1 to 3 months
ASSETS
Financial assets measured at fair value through other comprehensive income	9,246	4,244	2,699
Financial assets at amortised cost	1,983	1,327	1,847
Debt instruments | 3 to 12 months
ASSETS
Financial assets measured at fair value through other comprehensive income	9,609	7,019	7,554
Financial assets at amortised cost	4,171	5,760	3,073
Debt instruments | 1 to 3 years
ASSETS
Financial assets measured at fair value through other comprehensive income	19,133	18,365	17,489
Financial assets at amortised cost	2,205	3,059	2,549
Debt instruments | 3 to 5 years
ASSETS
Financial assets measured at fair value through other comprehensive income	16,494	19,969	17,063
Financial assets at amortised cost	15,388	5,257	3,642
Debt instruments | More than 5 years
ASSETS
Financial assets measured at fair value through other comprehensive income	33,088	52,642	66,721
Financial assets at amortised cost	9,732	7,818	17,115
Loans and advances
ASSETS
Financial assets measured at fair value through other comprehensive income	7,663	9,267	4,440
Financial assets at amortised cost	1,002,190	932,300	965,693
Loans and advances | On demand
ASSETS
Financial assets measured at fair value through other comprehensive income	0	0	0
Financial assets at amortised cost	35,520	51,513	51,702
Loans and advances | Within 1 month
ASSETS
Financial assets measured at fair value through other comprehensive income	26	0	54
Financial assets at amortised cost	87,590	54,190	72,327
Loans and advances | 1 to 3 months
ASSETS
Financial assets measured at fair value through other comprehensive income	261	176	5
Financial assets at amortised cost	70,035	58,961	74,382
Loans and advances | 3 to 12 months
ASSETS
Financial assets measured at fair value through other comprehensive income	838	719	135
Financial assets at amortised cost	117,101	103,801	113,438
Loans and advances | 1 to 3 years
ASSETS
Financial assets measured at fair value through other comprehensive income	868	1,558	1,612
Financial assets at amortised cost	152,140	147,340	147,816
Loans and advances | 3 to 5 years
ASSETS
Financial assets measured at fair value through other comprehensive income	1,251	1,333	926
Financial assets at amortised cost	115,068	115,119	99,942
Loans and advances | More than 5 years
ASSETS
Financial assets measured at fair value through other comprehensive income	4,419	5,481	1,708
Financial assets at amortised cost	424,736	401,376	406,086
Customers
ASSETS
Financial assets measured at fair value through other comprehensive income	7,663	9,267	4,440
Financial assets at amortised cost	947,364	881,963	906,276
Customers | On demand
ASSETS
Financial assets measured at fair value through other comprehensive income	0	0	0
Financial assets at amortised cost	23,671	30,176	34,037
Customers | Within 1 month
ASSETS
Financial assets measured at fair value through other comprehensive income	26	0	54
Financial assets at amortised cost	62,004	39,023	49,018
Customers | 1 to 3 months
ASSETS
Financial assets measured at fair value through other comprehensive income	261	176	5
Financial assets at amortised cost	60,275	54,416	69,780
Customers | 3 to 12 months
ASSETS
Financial assets measured at fair value through other comprehensive income	838	719	135
Financial assets at amortised cost	112,559	99,891	106,003
Customers | 1 to 3 years
ASSETS
Financial assets measured at fair value through other comprehensive income	868	1,558	1,612
Financial assets at amortised cost	152,047	143,460	143,853
Customers | 3 to 5 years
ASSETS
Financial assets measured at fair value through other comprehensive income	1,251	1,333	926
Financial assets at amortised cost	114,918	115,085	99,514
Customers | More than 5 years
ASSETS
Financial assets measured at fair value through other comprehensive income	4,419	5,481	1,708
Financial assets at amortised cost	421,890	399,912	404,071
Central banks
ASSETS
Financial assets at amortised cost	15,657	12,499	18,474
Central banks | On demand
ASSETS
Financial assets at amortised cost	0	0	0
Central banks | Within 1 month
ASSETS
Financial assets at amortised cost	14,544	10,762	17,086
Central banks | 1 to 3 months
ASSETS
Financial assets at amortised cost	0	0	0
Central banks | 3 to 12 months
ASSETS
Financial assets at amortised cost	0	0	0
Central banks | 1 to 3 years
ASSETS
Financial assets at amortised cost	0	673	0
Central banks | 3 to 5 years
ASSETS
Financial assets at amortised cost	0	0	0
Central banks | More than 5 years
ASSETS
Financial assets at amortised cost	1,113	1,064	1,388
Credit institutions
ASSETS
Financial assets at amortised cost	39,169	37,838	40,943
Credit institutions | On demand
ASSETS
Financial assets at amortised cost	11,849	21,337	17,665
Credit institutions | Within 1 month
ASSETS
Financial assets at amortised cost	11,042	4,405	6,223
Credit institutions | 1 to 3 months
ASSETS
Financial assets at amortised cost	9,760	4,545	4,602
Credit institutions | 3 to 12 months
ASSETS
Financial assets at amortised cost	4,542	3,910	7,435
Credit institutions | 1 to 3 years
ASSETS
Financial assets at amortised cost	93	3,207	3,963
Credit institutions | 3 to 5 years
ASSETS
Financial assets at amortised cost	150	34	428
Credit institutions | More than 5 years
ASSETS
Financial assets at amortised cost	€ 1,733	€ 400	€ 627